RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME - Granted and Repurchase obligation (Details) - Restricted A shares under the Incentive Scheme ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 24, 2022 EquityInstruments	May 25, 2022 EquityInstruments	Dec. 31, 2022 CNY (¥) USD ($)
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
Granted (in shares)	(26,649)	(112,270)	(138,919)
Ending balance (in shares) | $			(138,919)
Granted			¥ (404,685)
Ending balance			¥ (404,685)